Benefit Plans (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011 Equity Securities [Member] Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2010 Equity Securities [Member] Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2011 Debt Securities [Member] Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2010 Debt Securities [Member] Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2011 Other Asset [Member] Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2010 Other Asset [Member] Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2011 Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2010 Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Asset Information
Equity securities Minimum	40.00%
Equity securities Maximum	70.00%
Debt Securities Minimum	20.00%
Debt Securities Maximum	50.00%
Other Minimum	0.00%
Other Maximum	20.00%
Target Allocation, Total	100.00%
Fair value of plan assets		$ 3,876	$ 2,987	$ 1,756	$ 1,977	$ 424	$ 265	$ 6,056	$ 5,229